Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	MESO
Entity Registrant Name	MESOBLAST LTD
Entity Central Index Key	0001345099
Current Fiscal Year End Date	--06-30
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares
Security Exchange Name	NASDAQ
Entity File Number	001-37626
Entity Incorporation, State or Country Code	C3
Entity Address Address Line1	Level 38
Entity Address Address Line2	55 Collins Street
Entity Address City Or Town	Melbourne
Entity Address Postal Zip Code	3000
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address Country	AU
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	583,949,612
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Business Contact
Document Information [Line Items]
Entity Address Address Line1	Level 38
Entity Address Address Line2	55 Collins Street
Entity Address City Or Town	Melbourne
Entity Address Postal Zip Code	3000
Contact Personnel Name	Silviu Itescu
City Area Code	+61 (3)
Local Phone Number	9639 6036
Contact Personnel Fax Number	+61 (3) 9639 6030
Entity Address Country	AU